Employee share scheme reserve - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee share scheme reserve
Employee share-based compensation reserve balance	$ 773,666	$ 36,929,523	$ 3,318,292
Reversal of share-based payment transactions with employees	$ (36,155,857)	$ 33,611,231	$ 2,828,995
Percentage of options vesting annually from issue date	25.00%
Exercise period of share options from issue date	10 years